Interest Expense on Convertible Notes (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Schedule Of Debt Instrument Interest Expense [Line Items]
Interest expense	$ 192,989	$ 2,659	$ 82,905	$ 542,296
Interest expense, debt			82,905	182,642
Convertible Notes Payable
Schedule Of Debt Instrument Interest Expense [Line Items]
Interest expense			0	171,027
Amortization of loan fees and discount			0	188,627
Interest expense, debt			$ 0	$ 359,654